Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 370,881	$ 406,569	$ 1,568,856	$ 1,753,644	$ 1,627,222
Revenue, Product and Service [Extensible List]	Advertising [Member]	Advertising [Member]		Advertising [Member]	Advertising [Member]
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	$ 131,215	$ 149,494	557,661	$ 590,078	$ 561,848
Cost, Product and Service [Extensible List]	Advertising [Member]	Advertising [Member]		Advertising [Member]	Advertising [Member]
General and administrative expenses (exclusive of depreciation and amortization)	$ 72,649	$ 82,204	287,874	$ 318,380	$ 289,428
Corporate expenses (exclusive of depreciation and amortization)	17,760	18,491	70,944	84,658	82,896
Depreciation and amortization	60,749	62,313	251,296	250,028	225,261
(Gain) loss on disposition of assets and investments	(415)	(2,504)	(9,026)	(7,241)	7,233
Total operating expenses	281,958	309,998	1,158,749	1,235,903	1,166,666
Operating income	88,923	96,571	410,107	517,741	460,556
Other expense (income)
Loss on extinguishment of debt	21,604	18,179	25,235		15,429
Interest income	(174)	(190)	(797)	(764)	(534)
Interest expense	28,154	36,553	137,623	150,616	129,732
Non-operating (income) expenses	49,584	54,542	162,061	149,852	144,627
Income before income tax expense	39,339	42,029	248,046	367,889	315,929
Income tax expense (benefit)	1,010	1,536	4,660	(4,222)	10,697
Net income	38,329	40,493	243,386	372,111	305,232
Preferred stock dividends	91	91	365	365	365
Cash dividends declared and paid on preferred stock	91	91
Net income applicable to common stock	$ 38,238	$ 40,402	$ 243,021	$ 371,746	$ 304,867
Earnings per share:
Basic earnings per share	$ 0.38	$ 0.40	$ 2.41	$ 3.71	$ 3.09
Diluted earnings per share	0.38	0.40	2.41	3.71	3.08
Cash dividends declared per share of common stock (in dollars per share)	$ 0.75	$ 1.00	$ 2.50	$ 3.84	$ 3.65
Weighted average common shares used in computing earnings per share:
Weighted average common shares outstanding basic	100,967,861	100,589,338	100,756,361	100,130,721	98,817,525
Weighted average common shares outstanding diluted	101,138,042	100,875,388	100,902,700	100,320,574	99,086,160
Statements of Comprehensive Income
Net income	$ 38,329	$ 40,493	$ 243,386	$ 372,111	$ 305,232
Other comprehensive income (loss)
Foreign currency translation adjustments	204	(1,598)	249	673	(1,290)
Comprehensive income	38,533	38,895	243,635	372,784	303,942
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Net revenues	370,881	$ 406,569	1,568,856	$ 1,753,644	$ 1,627,222
Revenue, Product and Service [Extensible List]		Advertising [Member]		Advertising [Member]	Advertising [Member]
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	131,215	$ 149,494	557,661	$ 590,078	$ 561,848
Cost, Product and Service [Extensible List]				Advertising [Member]	Advertising [Member]
General and administrative expenses (exclusive of depreciation and amortization)	72,649	82,204	287,874	$ 318,380	$ 289,428
Corporate expenses (exclusive of depreciation and amortization)	17,623	18,367	70,457	84,229	82,497
Depreciation and amortization	60,749	62,313	251,296	250,028	225,261
(Gain) loss on disposition of assets and investments	(415)	(2,504)	(9,026)	(7,241)	7,233
Total operating expenses	281,821	309,874	1,158,262	1,235,474	1,166,267
Operating income	89,060	96,695	410,594	518,170	460,955
Other expense (income)
Loss on extinguishment of debt	21,604	18,179	25,235		15,429
Interest income	(174)	(190)	(797)	(764)	(534)
Interest expense	28,154	36,553	137,623	150,616	129,732
Non-operating (income) expenses	49,584	54,542	162,061	149,852	144,627
Income before income tax expense	39,476	42,153	248,533	368,318	316,328
Income tax expense (benefit)	1,010	1,536	4,660	(4,222)	10,697
Net income	38,466	40,617	243,873	372,540	305,631
Statements of Comprehensive Income
Net income	38,466	40,617	243,873	372,540	305,631
Other comprehensive income (loss)
Foreign currency translation adjustments	204	(1,598)	249	673	(1,290)
Comprehensive income	$ 38,670	$ 39,019	$ 244,122	$ 373,213	$ 304,341